UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—91.47%
Alabama—0.68%
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project),
Series A,
0.310% , VRD	15,665,000	15,665,000
Montgomery Industrial Development Board Pollution Control & Solid Waste Disposal Refunding (General Electric Co. Project),
0.270% , VRD	20,150,000	20,150,000

		35,815,000

Alaska—1.61%
Alaska International Airports Revenue Refunding (System),
Series A,
0.320% , VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
Series A,
0.280%, VRD	33,200,000	33,200,000
Series B,
0.280%, VRD	13,140,000	13,140,000
Series C,
0.280%, VRD	30,600,000	30,600,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
Series A,
0.240% , VRD	400,000	400,000

		84,340,000

Arizona—1.78%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project),
Series B,
0.400%, VRD	11,200,000	11,200,000
Series C,
0.350%, VRD	35,000,000	35,000,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured),
0.340% , VRD[1,2]	16,780,000	16,780,000
Pima County Industrial Development Authority Revenue (Industrial Development-Tucson Electric Power),
0.350% , VRD	10,000,000	10,000,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project),
Series A,
0.400% , VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs),
Series 3030,
0.330%, VRD[1,2]	6,460,000	6,460,000
Series 3242,
0.330%, VRD[1,2]	5,695,000	5,695,000

		93,335,000

California—1.59%
California Health Facilities Financing Authority Revenue (Kaiser Permanente),
Series C,
0.280%, VRD	11,100,000	11,100,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series A,
0.280%, VRD	3,300,000	3,300,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Series C,
0.300%, VRD	7,160,000	7,160,000
Series M,
0.280%, VRD	6,800,000	6,800,000
California Statewide Communities Development Authority Revenue,
Series L,
0.280%, VRD	10,100,000	10,100,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series A,
0.220%, VRD	34,100,000	34,100,000
Series C,
0.210%, VRD	10,500,000	10,500,000

		83,060,000

Colorado—0.84%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.500%, VRD[1,2]	15,085,000	15,085,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series C-6,
0.350%, VRD	3,000,000	3,000,000
Series C-7,
0.350%, VRD	5,100,000	5,100,000
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project),
Series A,
0.350%, VRD	2,016,000	2,016,000
Colorado Health Facilities Authority Revenue (Exampla, Inc.),
0.220%, VRD	3,900,000	3,900,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.350%, VRD	3,940,000	3,940,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.340%, VRD	10,845,000	10,845,000

		43,886,000

Connecticut—1.05%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series X-2,
0.300%, VRD	48,175,000	48,175,000
Connecticut State,
Series C,
4.000%, due 11/01/09	6,500,000	6,510,321

		54,685,321

Delaware—0.69%
Delaware River & Bay Authority Revenue Refunding,
0.220%, VRD	3,800,000	3,800,000
University of Delaware Revenue,
0.350%, VRD	18,300,000	18,300,000
Series A,
0.290%, VRD	13,925,000	13,925,000

		36,025,000

District of Columbia—0.47%
District of Columbia Revenue (George University Washington),
Series C,
0.290%, VRD	9,025,000	9,025,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia,
Series C,
0.350%, VRD	9,270,000	9,270,000
District of Columbia University Revenue Refunding (Georgetown University),
Series B,
0.320%, VRD	2,000,000	2,000,000
Series C,
0.300%, VRD	4,500,000	4,500,000

		24,795,000

Florida—2.36%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059),
0.400%, VRD[1,2]	8,335,000	8,335,000
Gainesville Utilities System Revenue,
Series B,
0.250%, VRD	7,335,000	7,335,000
JEA Electric System Revenue,
Series B-3,
0.270%, VRD	20,425,000	20,425,000
Series Three-C-1,
0.300%, VRD	12,365,000	12,365,000
Series Three-C-2,
0.300%, VRD	22,810,000	22,810,000
Series Three-C-3,
0.250%, VRD	11,280,000	11,280,000
Subseries D,
0.350%, VRD	7,820,000	7,820,000
Lee Memorial Health System Hospital Revenue,
Series C,
0.300%, VRD	2,000,000	2,000,000
Miami Health Facilities Authority Health System Revenue (Catholic Health East),
0.200%, VRD	4,370,000	4,370,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional),
Series E,
0.320%, VRD	4,500,000	4,500,000
Orange County Tourist Development Tax Revenue (Pre-refunded with State & Local Government Securities to 10/01/09 @ 100) (AMBAC Insured),
5.750%, due 10/01/09	14,745,000	14,745,000
Pinellas County Health Facilities Authority Revenue (Health System Baycare Health),
Series A1,
0.350%, VRD	7,500,000	7,500,000

		123,485,000

Georgia—5.05%
Atlanta Tax Allocation (Westside Project),
Series A,
0.340%, VRD	31,095,000	31,095,000
Atlanta Water & Wastewater Revenue,
0.340%, VRD	75,695,000	75,695,000
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.390%, VRD	3,665,000	3,665,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control),
0.320%, VRD	4,500,000	4,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.300%, VRD	45,200,000	45,200,000
Series B-3,
0.300%, VRD	14,475,000	14,475,000
Series C-3,
0.300%, VRD	14,300,000	14,300,000
Series C-4,
0.300%, VRD	19,825,000	19,825,000
Series C5,
0.250%, VRD	36,325,000	36,325,000
South Fulton Municipal Regional Water & Sewer Authority Revenue,
0.370%, VRD	15,000,000	15,000,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold),
Series A,
0.340%, VRD	4,000,000	4,000,000

		264,080,000

Idaho—0.79%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project),
Series B,
0.360%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	28,000,000	28,436,246

		41,436,246

Illinois—3.78%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-1,
0.300%, VRD	4,900,000	4,900,000
Chicago Board of Education Refunding,
Series B,
0.270%, VRD	7,650,000	7,650,000
Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	11,635,00	11,635,000
Chicago O’Hare International Airport Revenue (Second Lien),
Series C,
0.350%, VRD	46,700,000	46,700,000
Chicago O’Hare International Airport Revenue (Third Lien),
Series D,
0.360%, VRD	3,000,000	3,000,000
Chicago (Pre-refunded with REFCORP Strips and State and Local Government Securities to 07/01/10 @ 101), Series A (FGIC Insured),
6.750%, due 07/01/10	3,660,000	3,865,573
Chicago Water Revenue,
Subseries 04-3,
0.400%, VRD	3,225,000	3,225,000
Cook County (Capital Improvement),
Series B,
0.360%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates),
Series 1919,
0.340%, VRD[1,2]	9,575,000	9,575,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.350%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.350%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.230%, VRD	10,200,000	10,200,000
Illinois Finance Authority Revenue (Advocate Health Care),
Subseries B-5,
0.260%, VRD	18,210,000	18,210,000
Subseries C2A,
0.240%, VRD	12,500,000	12,500,000
Illinois Finance Authority Revenue (Carle Foundation),
Series C,
0.300%, VRD	3,600,000	3,600,000
Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project),
0.370%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago),
Series C,
0.400%, VRD	7,800,000	7,800,000
Illinois Finance Authority Revenue (Rush University Medical Center),
Series A,
0.400%, VRD	3,700,000	3,700,000
Lombard Revenue (National University Health Sciences Project),
0.450%, VRD	8,645,000	8,645,000

		198,005,573

Indiana—2.50%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.370%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-1,
0.400%, VRD[3]	6,000,000	6,000,000
Series A-3,
0.260%, VRD	10,300,000	10,300,000
Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.300%, VRD	11,550,000	11,550,000
Series CR-E-2,
0.220%, VRD	10,000,000	10,000,000
Series CR-E-3,
0.220%, VRD	23,000,000	23,000,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.350%, VRD	21,000,000	21,000,000
Series D-2,
0.350%, VRD	21,250,000	21,250,000
Mount Vernon Industrial Pollution Control & Solid Waste Disposal Revenue (General Electric Co. Project)
0.270%, VRD	15,000,000	15,000,000
Purdue University Revenues (Student Fee),
Series S,
0.280%, VRD	3,570,000	3,570,000

		131,070,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Iowa—0.27%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.350% , VRD	4,500,000	4,500,000
Iowa State School Cash Anticipation Program (Iowa School Corps.),
Series B,
3.000%, due 01/21/10	9,500,000	9,563,607

		14,063,607

Kansas—0.56%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-2,
0.350%, VRD	20,000,000	20,000,000
Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	9,000,000	9,125,395

		29,125,395

Kentucky—2.80%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc. Project),
Series A,
0.270%, VRD	2,000,000	2,000,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.340%, VRD	7,000,000	7,000,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust),
Series A,
0.300%, VRD	14,675,000	14,675,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.300%, VRD	4,910,000	4,910,000
Series B,
0.300%, VRD	42,255,000	42,255,000
Lexington-Fayette Urban County Airport Board General Airport Revenue Refunding,
Series A,
0.450%, VRD[3]	8,680,000	8,680,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.350%, VRD	40,000,000	40,000,000
Shelby County Lease Revenue,
Series A,
0.300%, VRD	11,240,000	11,240,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue,
Series A,
0.300%, VRD	13,000,000	13,000,000
Williamstown League of Cities Funding Trust Lease Revenue,
Series B,
0.320%, VRD	3,000,000	3,000,000

		146,760,000

Louisiana—0.07%
East Baton Rouge Parish Pollution Control Revenue Refunding (ExxonMobil Project),
0.230%, VRD	1,100,000	1,100,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health),
Series B2,
0.250%, VRD	2,500,000	2,500,000

		3,600,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maine—0.19%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.500%, VRD[1,2]	9,860,000	9,860,000

Maryland—2.30%
Easton Revenue (William Hill Manor Facility),
Series A,
0.340%, VRD	7,945,000	7,945,000
Maryland Economic Development Corp. Revenue (Howard Hughes Medical),
Series A,
0.240% , VRD	19,000,000	19,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue (John Hopkins University),
Series A,
0.250%, VRD	29,355,000	29,355,000
Series B,
0.300%, VRD	43,800,000	43,800,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.330%, VRD	20,300,000	20,300,000

		120,400,000

Massachusetts—5.98%
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Series A-1,
0.250%, VRD	20,340,000	20,340,000
Massachusetts Development Finance Agency Revenue (Harvard University Issue),
Series HH,
0.350%, VRD	31,150,000	31,150,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.350%, VRD	12,804,000	12,804,000
Massachusetts Health & Educational Facilities Authority Revenue (Bentley College Issue),
Series K,
0.230%, VRD	6,200,000	6,200,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series BB,
0.300%, VRD	24,915,000	24,915,000
Series L,
0.200%, VRD	31,800,000	31,800,000
Series R,
0.220%, VRD	5,000,000	5,000,000
Series Y,
0.350%, VRD	30,000,000	30,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology),
Series J-1,
0.300%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System),
Series D-2,
0.300%, VRD	32,000,000	32,000,000
Series I-1,
0.300%, VRD	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Wellesley College),
Series G,
0.250%, VRD	700,000	700,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Series I,
0.250%, VRD	14,400,000	14,400,000
Massachusetts Health & Educational Facilities Authority Revenue (Williams College),
Series J,
0.170%, VRD	25,496,000	25,496,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (FSA Insured),
0.360%, VRD[1,2]	13,115,000	13,115,000
Massachusetts Water Resources Authority Refunding (General),
Series A,
0.360%, VRD	21,130,000	21,130,000
Series F,
0.350%, VRD	15,500,000	15,500,000

		312,850,000

Michigan—3.81%
Grand Valley State University Revenue Refunding,
Series B,
0.300%, VRD	3,940,000	3,940,000
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project)
0.300%, VRD	2,800,000	2,800,000
Michigan Hospital Finance Authority Revenue (Ascension Health),
Series CR-B-1,
0.300%, VRD	22,290,000	22,290,000
Series CR-B-2,
0.220%, VRD	10,000,000	10,000,000
Series CR-B-3,
0.300%, VRD	38,600,000	38,600,000
Series CR-B-5,
0.300%, VRD	20,600,000	20,600,000
Series CR-B-6,
0.220%, VRD	17,500,000	17,500,000
Michigan State Hospital Finance Authority Revenue (Ascension Health Senior Credit),
Series B-4,
0.220%, VRD	6,500,000	6,500,000
Series B-8,
0.220%, VRD	6,100,000	6,100,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series E,
0.300%, VRD	10,000,000	10,000,000
Series F,
0.350%, VRD	6,300,000	6,300,000
University of Michigan Revenues (Hospital),
Series A,
0.300%, VRD	2,700,000	2,700,000
0.350%, VRD	20,280,000	20,280,000
Series B,
0.300%, VRD	9,500,000	9,500,000
University of Michigan Revenues,
Series B,
0.270%, VRD	10,000,000	10,000,000
University of Michigan University Revenues Refunding (Hospital),
Series A,
0.350%, VRD	4,700,000	4,700,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Series A-2
0.350%, VRD	2,000,000	2,000,000
University of Michigan University Revenues Refunding (Medical Service Plan),
Series A-1,
0.350%, VRD	5,420,000	5,420,000

		199,230,000

Minnesota—0.78%
Arden Hills Housing & Health Care Facilities Revenue Refunding (Presbyterian Homes),
Series A,
0.350%, VRD	1,800,000	1,800,000
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program),
Series B,
0.340%, VRD	10,105,000	10,105,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series D, (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	7,000,000	7,000,000
Series E, (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	13,000,000	13,000,000
University of Minnesota,
Series A,
0.280%, VRD	9,000,000	9,000,000

		40,905,000

Mississippi—1.88%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.270%, VRD	2,000,000	2,000,000
0.350%, VRD	20,900,000	20,900,000
Jackson County Port Facilities Revenue Refunding (Chevron USA, Inc. Project),
0.270% , VRD	8,000,000	8,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B,
0.380%, VRD	25,000,000	25,000,000
Mississippi Business Finance Corp. Revenue (Jackson Medium Mall Foundation Project),
0.450% , VRD	9,400,000	9,400,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services),
Series 1,
0.300%, VRD	13,400,000	13,400,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi),
Series 1,
0.270%, VRD	9,680,000	9,680,000
Mississippi State (Capital Improvement),
Series E,
0.400%, VRD	9,730,000	9,730,000

		98,110,000

Missouri—1.70%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.350%, VRD	18,405,000	18,405,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System),
Series A,
0.400%, VRD	24,000,000	24,000,000
Series C,
0.400%, VRD	6,000,000	6,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Series E,
0.400%, VRD	29,700,000	29,700,000
University of Missouri University Revenues (Systems Facilities),
Series B,
0.300%, VRD	10,800,000	10,800,000

		88,905,000

Montana—0.33%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.330%, VRD	2,300,000	2,300,000
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
0.330%, VRD	15,200,000	15,200,000

		17,500,000

Nebraska—0.18%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Childrens),
Series A,
0.350%, VRD	9,500,000	9,500,000

Nevada—0.18%
Reno Sales Tax Revenue Refunding, Senior Lien (Reno Project),
0.320%, VRD	9,500,000	9,500,000

New Hampshire—1.17%
Cheshire County Tax Anticipation Notes,
Series A,
4.500%, due 12/31/09	6,900,000	6,916,738
Merrimack County Tax Anticipation Notes,
1.750%, due 12/30/09	8,500,000	8,510,438
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.350%, VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.250%, VRD	23,650,000	23,650,000
Strafford County Tax Anticipation Notes,
4.000%, due 12/31/09	3,625,000	3,631,611
Series A,
4.500%, due 12/31/09	9,500,000	9,523,062

		61,056,849

New Jersey—0.20%
Colts Neck Township Bond Anticipation Notes,
Series A,
2.000%, due 08/18/10	1,918,550	1,928,532
Hopatcong Borough Bond Anticipation Notes,
2.500%, due 09/17/10	4,219,795	4,263,783
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series D,
0.320%, VRD	4,500,000	4,500,000

		10,692,315

New Mexico—0.46%
Hurley Pollution Control Revenue (Kennecott Santa Fe),
0.280%, VRD	13,700,000	13,700,000
New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare),
Series D,
0.300%, VRD	10,610,000	10,610,000

		24,310,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—3.13%
Nassau County Industrial Development Agency Civic Facilities Revenue Refunding & Improvement (Cold Spring),
0.200%, VRD	5,000,000	5,000,000
New York City (Fiscal 2008),
Subseries J-10,
0.300%, VRD	11,110,000	11,110,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A,
0.230%, VRD	20,000,000	20,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.350%, VRD	18,390,000	18,390,000
Series A-2,
0.350%, VRD	16,800,000	16,800,000
Series B,
0.300%, VRD	3,500,000	3,500,000
New York State Dormitory Authority Revenue (Rockefeller University),
Series A,
0.300%, VRD	18,395,000	18,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series B,
0.280%, VRD	4,500,000	4,500,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison),
Subseries A-1,
0.240%, VRD	200,000	200,000
New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.370%, VRD	54,515,000	54,515,000
South Orangetown Central School District Tax Anticipation Notes,
2.000%, due 06/30/10	1,500,000	1,513,882
Southampton Town Bond Anticipation Notes,
1.000%, due 09/02/10	8,419,664	8,423,152
Wappingers Central School District Bond Anticipation Notes,
2.000%, due 09/10/10	1,374,024	1,383,607

		163,730,641

North Carolina—7.90%
Charlotte Water & Sewer System Revenue Refunding,
Series C,
0.370%, VRD	67,260,000	67,260,000
Charlotte Water & Sewer System Revenue,
Series B,
0.340%, VRD	78,040,000	78,040,000
Guilford County,
Series B,
0.330%, VRD	9,000,000	9,000,000
Mecklenburg County,
Series B,
0.340%, VRD	35,725,000	35,725,000
0.350%, VRD	23,900,000	23,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University),
Series B,
0.240%, VRD	6,450,000	6,450,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
Series A,
0.300%, VRD	1,300,000	1,300,000
Series B,
0.300%, VRD	5,785,000	5,785,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas),
Series B,
0.260%, VRD	10,000,000	10,000,000
North Carolina (Public Improvement),
Series D,
0.350%, VRD	11,100,000	11,100,000
Series F,
0.300%, VRD	15,000,000	15,000,000
Series G,
0.280%, VRD	4,650,000	4,650,000
North Carolina Refunding,
Series C,
0.310%, VRD	44,895,000	44,895,000
Raleigh Certificates of Participation (Downtown Improvement Project),
Series B-1,
0.320%, VRD	48,000,000	48,000,000
Rowan County Industrial Facilities & Pollution Control Financing Authority (Rowan County YMCA Project),
0.540%, VRD	2,700,000	2,700,000
University of North Carolina Hospital Chapel Hill Revenue Refunding,
Series A,
0.250%, VRD	17,600,000	17,600,000
University of North Carolina Hospital Chapel Hill Revenue,
Series B
0.300%, VRD	9,605,000	9,605,000
University of North Carolina University Revenues,
Series B,
0.230%, VRD	8,200,000	8,200,000
Series C,
0.220%, VRD	14,290,000	14,290,000

		413,500,000

Ohio—5.50%
Butler County Capital Funding Revenue (CCAO Low Cost Capital),
Series A,
0.400%, VRD	7,365,000	7,365,000
Cleveland Airport System Revenue,
Series A,
0.400%, VRD[3]	3,075,000	3,075,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.350%, VRD	35,000,000	35,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC),
0.350%, VRD	31,275,000	31,275,000
Cleveland Water Revenue,
Series R,
0.280%, VRD	4,500,000	4,500,000
Columbus (Sanitation Sewer),
Series 1
0.300%, VRD	6,100,000	6,100,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—(concluded)
Columbus Sewer Revenue,
Series B,
0.300%, VRD	3,060,000	3,060,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.),
Series A,
0.300%, VRD	33,485,000	33,485,000
Franklin County Hospital Revenue Refunding (US Health Corp.),
Series B,
0.300%, VRD	2,165,000	2,165,000
Montgomery County Revenue (Catholic Health),
Series B-1,
0.300%, VRD	32,250,000	32,250,000
Ohio Air Quality Development Authority Revenue Refunding (Coll Dayton Power & Light),
Series B,
0.370%, VRD[3]	8,350,000	8,350,000
Ohio (Common Schools),
Series D,
0.350%, VRD	42,700,000	42,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.330%, VRD[1,2]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.380%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.300%, VRD	10,000,000	10,000,000
Series B,
0.300%, VRD	29,300,000	29,300,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.),
Series A,
0.310%, VRD	17,895,000	17,895,000

		287,645,000

Oklahoma—0.48%
Oklahoma Student Loan Authority Revenue (Senior Student Loan),
Series IIA-1,
0.400%, VRD[3]	25,000,000	25,000,000

Oregon—0.38%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System),
Series C,
0.240%, VRD	13,700,000	13,700,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project),
Series B,
0.300%, VRD	6,000,000	6,000,000

		19,700,000

Pennsylvania—1.45%
Adams County Industrial Development Authority Revenue (Gettysburg College),
Series B,
0.250%, VRD	5,000,000	5,000,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation),
0.300%, VRD	17,300,000	17,300,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Lackawanna County Industrial Development Authority Revenue (Scranton Preparation School Project),
0.340%, VRD	14,410,000	14,410,000
Philadelphia Airport Revenue Refunding,
Series C,
0.370%, VRD[3]	19,490,000	19,490,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.300%, VRD	19,485,000	19,485,000

		75,685,000

Puerto Rico—0.00%
Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.260%, VRD	100,000	100,000

Rhode Island—0.27%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.290%, VRD	13,895,000	13,895,000

South Carolina—0.35%
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health),
Series C,
0.240%, VRD	5,000,000	5,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.500%, VRD[1,2]	13,195,000	13,195,000

		18,195,000

South Dakota—0.54%
Lawrence County Pollution Control Revenue Refunding (Homestake Mining),
Series B,
0.260%, VRD	3,300,000	3,300,000
Lawrence County Solid Waste Disposal Revenue (Homestake Mining),
Series A,
0.350%, VRD[3]	6,000,000	6,000,000
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates), Series 1886 (NATL-RE Insured),
0.340%, VRD[1,2]	12,005,000	12,005,000
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.350%, VRD	7,000,000	7,000,000

		28,305,000

Tennessee—5.00%
Blount County Public Building Authority (Local Government Public Improvement),
Series E-9-A,
0.340%, VRD	4,000,000	4,000,000
Clarksville Public Building Authority Revenue (Pooled Financing-Tennessee Municipal Bond Fund),
0.300%, VRD	2,200,000	2,200,000
Loudon Industrial Development Board Pollution Control Revenue Refunding (A.E. Staley Manufacturing Co. Project),
0.350%, VRD	16,200,000	16,200,000
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (NATL-RE Insured),
0.500%, VRD[1,2]	6,560,000	6,560,000
Memphis Health Educational & Housing Facility Board Multi Family Housing Revenue (Ashland Lakes II Apartments Project),
Series A,
0.420%, VRD	11,500,000	11,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—(concluded)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.350%, VRD	18,245,000	18,245,000
Series A-1,
0.350%, VRD	38,650,000	38,650,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (YMCA Projects),
0.370%, VRD	23,660,000	23,660,000
Shelby County Public Improvement and School,
Series B,
0.320%, VRD	78,550,000	78,550,000
Shelby County Refunding,
Series C,
0.450%, VRD	62,100,000	62,100,000

		261,665,000

Texas—11.99%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured),
0.330%, VRD[1,2]	7,595,000	7,595,000
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD),
0.360%, VRD[1,2]	14,850,000	14,850,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured),
0.500%, VRD[1,2]	8,265,000	8,265,000
Grapevine Refunding,
2.500%, due 02/15/10	3,545,000	3,568,618
Grapevine Refunding (Tax Increment Zone 1),
Series A,
2.500%, due 02/15/10	1,790,000	1,801,925
Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.230%, VRD	1,000,000	1,000,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.270%, VRD	16,400,000	16,400,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-2,
0.270%, VRD	14,000,000	14,000,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.270%, VRD	99,200,000	99,200,000
Series A-2,
0.270%, VRD	79,000,000	79,000,000
Harris County Refunding (Toll Road Senior Lien), Series B2, (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	15,000,000	15,196,010
Harris County Tax Anticipation Notes
1.500%, due 02/25/10	7,000,000	7,030,911
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project),
Series A,
0.350%, VRD	35,305,000	35,305,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series A,
0.250%, VRD	28,600,000	28,600,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Series B,
0.300%, VRD	7,000,000	7,000,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured),
0.340%, VRD[1,2]	18,215,000	18,215,000
Mansfield Independent School District (PSF-GTD),
0.500%, VRD	2,465,000	2,465,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.360%, VRD[1,2]	8,935,000	8,935,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.300%, VRD	1,500,000	1,500,000
San Antonio Education Facilities Corp. Revenue (University Incarnate Word Project),
0.250%, VRD	3,300,000	3,300,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.360%, VRD	54,700,000	54,700,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.350%, VRD	6,500,000	6,500,000
Texas State (Veteran Housing Assistance Fund II),
Series A,
0.340%, VRD[3]	9,740,000	9,740,000
Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	10,000,000	10,188,590
Texas Water Development Board Revenue Refunding (State Revolving Sub Lien),
Series A,
0.330%, VRD	62,000,000	62,000,000
University of Texas Permanent University Funding System,
Series A,
0.250%, VRD	16,500,000	16,500,000
0.300%, VRD	23,700,000	23,700,000
University of Texas University Revenues (Financing Systems),
Series B,
0.250%, VRD	17,980,000	17,980,000
0.300%, VRD	2,750,000	2,750,000
University of Texas University Revenues Refunding (Financing System),
Series B,
0.350%, VRD	50,205,000	50,205,000

		627,491,054

Utah—0.66%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.270%, VRD	7,200,000	7,200,000
0.300%, VRD	2,360,000	2,360,000
Tooele City Industrial Development Revenue (Conestogo Wood Special Corp.),
0.490% , VRD[3]	8,900,000	8,900,000
Weber County Hospital Revenue (IHC Health Services),
Series A,
0.350%, VRD	15,900,000	15,900,000

		34,360,000

Vermont—0.15%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project), Series B, (Put 11/02/09 @ 100)
1.750%, due 11/02/09	7,700,000	7,700,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Virginia—1.66%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health),
Series D-2,
0.240%, VRD	6,880,000	6,880,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.250%, VRD	5,325,000	5,325,000
Series C,
0.210%, VRD	3,850,000	3,850,000
Series E,
0.240%, VRD	50,000,000	50,000,000
University of Virginia University Revenues (General),
Series A,
0.230%, VRD	20,800,000	20,800,000

		86,855,000

Washington—3.54%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.330%, VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.400%, VRD	36,195,000	36,195,000
Series B,
0.280%, VRD	31,950,000	31,950,000
Snohomish County Public Utility District No. 001 Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	10,000,000	10,093,737
Snohomish County Public Utility District No. 001 Electric Revenue System (NTS Second),
Series B,
2.000%, due 08/05/10	7,000,000	7,090,290
Tulalip Tribes of the Tulalip Reservation Revenue Refunding (Capital Projects),
0.300%, VRD	6,685,000	6,685,000
Washington Health Care Facilities Authority Revenue (Catholic Health),
Series A-4,
0.250%, VRD	11,000,000	11,000,000
Series A-5,
0.380%, VRD	43,000,000	43,000,000
Series A-6,
0.230%, VRD	19,790,000	19,790,000
Washington Health Care Facilities Authority Revenue (PeaceHealth),
Series D,
0.300%, VRD	4,200,000	4,200,000
Washington, Series VR 96B,
0.300%, VRD	10,100,000	10,100,000

		185,104,027

Wisconsin—1.97%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	20,000,000	20,219,595
Oconomowoc Area School District Tax & Revenue Anticipation Promissory Notes,
1.750%, due 08/23/10	8,000,000	8,074,483
Oshkosh Area School District Tax & Revenue Anticipation Notes,
2.000%, due 09/22/10	12,000,000	12,168,726

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
University Hospitals & Clinics Authority Revenue Refunding,
Series A,
0.350%, VRD	4,870,000	4,870,000
Series B,
0.300%, VRD	5,000,000	5,000,000
Wisconsin Center District Tax Revenue,
Series A,
0.370%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care),
Series A,
0.320%, VRD	10,000,000	10,000,000
Series B,
0.250%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services),
Series B,
0.220%, VRD	22,690,000	22,690,000

		103,022,804

Wyoming—0.45%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project),
Series B,
0.330%, VRD	2,000,000	2,000,000
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.350%, VRD	21,800,000	21,800,000

		23,800,000

Total municipal bonds and notes (cost—$4,786,139,832)		4,786,139,832

Tax-exempt commercial paper—7.32%
California—1.13%
Kaiser Permanente,
0.400%, due 10/01/09	15,000,000	15,000,000
Los Angeles County Capital Asset Lease,
0.450%, due 10/06/09	23,750,000	23,750,000
Orange County Teeter Plan,
0.400%, due 10/07/09	20,325,000	20,325,000

		59,075,000

Connecticut—0.29%
Yale University,
0.300%, due 12/01/09	15,040,000	15,040,000

Florida—2.14%
Florida Local Government,
0.400%, due 11/30/09	112,252,000	112,252,000

Georgia—0.57%
Metropolitan Atlanta Rapid Transit,
0.750%, due 10/06/09	30,000,000	30,000,000

Illinois—0.27%
Chicago Midway Airport,
0.550%, due 01/06/10	10,752,000	10,752,000
Illinois Educational Facilities Authority Revenue,
0.380%, due 12/10/09	3,224,000	3,224,000

		13,976,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Maryland—0.19%
Baltimore County,
0.350%, due 12/01/09	10,000,000	10,000,000

Massachusetts—0.17%
Harvard University,
0.300%, due 11/30/09	9,000,000	9,000,000

Michigan—0.07%
University of Michigan,
0.300%, due 11/16/09	3,430,000	3,430,000

Minnesota—0.10%
Mayo Clinic,
0.350%, due 12/01/09	5,000,000	5,000,000

New Jersey—0.16%
Chambers Cogen,
1.100%, due 10/01/09	8,500,000	8,500,000

Texas—0.72%
City of Houston, Houston Hotel Occupancy Tax,
0.350%, due 10/06/09	7,350,000	7,350,000
Methodist Hospital,
0.430%, due 10/06/09	8,000,000	8,000,000
University of Texas,
0.300%, due 10/01/09	10,700,000	10,700,000
0.350%, due 10/06/09	11,500,000	11,500,000

		37,550,000

Utah—0.39%
Intermountain Power Agency,
0.380%, due 11/19/09	20,500,000	20,500,000

Washington—0.95%
King County Sewer Revenue,
0.400%, due 10/22/09	15,000,000	15,000,000
Port of Seattle,
0.300%, due 10/05/09	10,520,000	10,520,000
0.350%, due 10/06/09	19,350,000	19,350,000
0.400%, due 12/01/09	4,810,000	4,810,000

		49,680,000

Wyoming—0.17%
PacificCorp.,
0.300%, due 10/08/09	4,000,000	4,000,000
0.350%, due 10/08/09	5,000,000	5,000,000

		9,000,000

Total tax-exempt commercial paper (cost—$383,003,000)		383,003,000

Time deposit—0.65%
State Street Bank & Trust Co., Grand Cayman Islands,
0.010%, due 10/01/09 (cost—$34,000,000)	34,000,000	34,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

	Number of shares
Money market fund[4]—0.52%
BlackRock Liquidity Fund Municipal Fund Portfolio Institutional Class,
0.283%, (cost—$27,500,000)	27,500,000	27,500,000

Total investments (cost—$5,230,642,832 which approximates cost for federal income tax purposes)[5]—99.96%		5,230,642,832

Other assets in excess of liabilities—0.04%		1,842,610

Net assets (applicable to 5,233,154,604 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		5,232,485,442

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.72% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[3]	Security subject to Alternative Minimum Tax.
[4]	Rates shown reflect yield at September 30, 2009.
[5]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	4,786,139,832	—	4,786,139,832
Tax-exempt commercial paper	—	383,003,000	—	383,003,000
Time deposit		34,000,000		34,000,000
Money market fund	—	27,500,000	—	27,500,000

Total	—	5,230,642,832	—	5,230,642,832

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

NATL-RE	National Reinsurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2009 (unaudited)

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2009 and reset periodically.

Weighted average maturity — 16 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 30, 2009